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                   MERRILL LYNCH GLOBAL UTILITY FUND, INC.
                                P.O. BOX 9011
                       Princeton, New Jersey 08543-9011


                                March 27, 1997


VIA ELECTRONIC FILING
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549


                Re: Merrill Lynch Global Utility Fund, Inc.
                    Post-Effective Amendment No. 9 to the
                    Registration Statement on form N-1A
                    (Securities Act File No. 33-37103)
                    (Investment Company Act File No. 811-6180)


Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Global Utility Fund, Inc. (the "Fund") hereby certifies that:

1. The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

2. The text of Post-Effective Amendment No. 9 to the Fund's Registration Statement on form N-1A was filed electronically with the Securities and Exchange Commission on March 25, 1997.

                                Very truly yours,

                        Merrill Lynch Global Securities Fund, Inc.

                        by:  /s/ Patrick D. Sweeney
                        ---------------------------
                        Patrick D. Sweeney, Secretary